Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 102.2%
Security	Shares	Value
Aerospace & Defense — 1.2%
Safran S.A.	46,192	$ 5,077,218
		$ 5,077,218
Air Freight & Logistics — 0.8%
GXO Logistics, Inc.(1)	65,284	$ 3,133,632
		$ 3,133,632
Automobiles — 0.8%
Stellantis NV	219,514	$ 3,152,276
		$ 3,152,276
Banks — 8.3%
Banco Santander S.A.	1,202,608	$ 3,008,769
Bank of New York Mellon Corp. (The)	65,185	2,832,940
Citigroup, Inc.	54,492	2,828,135
Credit Agricole S.A.	265,833	2,449,340
HDFC Bank, Ltd.	198,345	3,627,547
ING Groep NV	414,724	4,028,556
M&T Bank Corp.	28,807	5,111,802
Standard Chartered PLC	179,167	1,234,942
Toronto-Dominion Bank (The)	60,197	3,910,184
Wells Fargo & Co.	105,796	4,641,271
		$ 33,673,486
Beverages — 4.0%
Coca-Cola Co. (The)(2)	156,451	$ 10,039,461
Diageo PLC	128,739	6,098,605
		$ 16,138,066
Biotechnology — 0.8%
CSL, Ltd.	16,973	$ 3,455,991
		$ 3,455,991
Building Products — 1.2%
Assa Abloy AB, Class B	140,701	$ 3,324,205
Kingspan Group PLC	25,141	1,627,328
		$ 4,951,533
Capital Markets — 1.1%
State Street Corp.	31,176	$ 2,214,743
Security	Shares	Value
Capital Markets (continued)
Stifel Financial Corp.	35,594	$ 2,128,877
		$ 4,343,620
Chemicals — 0.0%(3)
Sika AG	410	$ 101,306
		$ 101,306
Electric Utilities — 1.8%
Iberdrola S.A.	321,830	$ 3,436,653
Iberdrola S.A.	8,939	95,289
NextEra Energy, Inc.(2)	44,926	3,795,798
		$ 7,327,740
Electrical Equipment — 2.5%
AMETEK, Inc.(2)	38,890	$ 4,802,915
Schneider Electric SE	39,317	5,437,692
		$ 10,240,607
Electronic Equipment, Instruments & Components — 5.1%
CDW Corp.(2)	25,076	$ 4,552,046
Halma PLC	125,209	3,526,246
Keyence Corp.	7,578	3,003,480
Keysight Technologies, Inc.(1)	14,923	2,426,480
TE Connectivity, Ltd.	32,315	4,321,485
Zebra Technologies Corp., Class A(1)	8,333	2,980,631
		$ 20,810,368
Entertainment — 1.7%
Walt Disney Co. (The)(1)	66,509	$ 7,056,605
		$ 7,056,605
Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.	5,635	$ 1,526,127
Equity Residential	5,932	465,010
Healthpeak Properties, Inc.	52,811	1,459,168
		$ 3,450,305
Food Products — 4.2%
Mondelez International, Inc., Class A	110,972	$ 7,106,647
Nestle S.A.	80,488	9,861,975
		$ 16,968,622
Health Care Equipment & Supplies — 4.0%
Alcon, Inc.	29,370	$ 2,311,539
Boston Scientific Corp.(1)(2)	153,851	6,315,583

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Intuitive Surgical, Inc.(1)	17,145	$ 3,946,265
Straumann Holding AG	27,050	3,658,526
		$ 16,231,913
Health Care Providers & Services — 1.4%
Elevance Health, Inc.(2)	11,647	$ 5,556,784
		$ 5,556,784
Hotels, Restaurants & Leisure — 2.2%
Compass Group PLC	286,969	$ 6,725,530
InterContinental Hotels Group PLC	37,627	2,230,344
		$ 8,955,874
Industrial Conglomerates — 1.3%
Siemens AG	48,542	$ 5,414,567
		$ 5,414,567
Insurance — 2.4%
Ageas S.A./NV	36,002	$ 1,571,318
AIA Group, Ltd.	199,424	2,003,542
Allstate Corp. (The)(2)	26,370	3,084,499
Arch Capital Group, Ltd.(1)	30,678	1,362,103
Aviva PLC	298,270	1,444,469
AXA S.A.	18,577	428,061
		$ 9,893,992
Interactive Media & Services — 5.4%
Alphabet, Inc., Class C(1)(2)	180,820	$ 21,090,845
Meta Platforms, Inc., Class A(1)	6,985	1,111,313
		$ 22,202,158
Internet & Direct Marketing Retail — 3.2%
Amazon.com, Inc.(1)(2)	96,320	$ 12,998,384
		$ 12,998,384
IT Services — 3.4%
Amadeus IT Group S.A.(1)	45,562	$ 2,656,729
Fidelity National Information Services, Inc.(2)	36,286	3,706,978
Global Payments, Inc.	17,479	2,138,031
Visa, Inc., Class A	25,008	5,304,447
		$ 13,806,185
Leisure Products — 0.5%
Yamaha Corp.	46,570	$ 1,986,399
		$ 1,986,399
Security	Shares	Value
Life Sciences Tools & Services — 1.8%
Danaher Corp.	16,972	$ 4,946,829
Lonza Group AG	4,240	2,576,865
		$ 7,523,694
Machinery — 2.4%
Graco, Inc.	47,470	$ 3,188,085
Ingersoll Rand, Inc.	84,670	4,216,566
SMC Corp.	4,689	2,310,910
		$ 9,715,561
Metals & Mining — 1.5%
Anglo American PLC	86,639	$ 3,131,553
Rio Tinto, Ltd.	42,111	2,917,642
		$ 6,049,195
Multi-Utilities — 0.5%
CMS Energy Corp.	28,128	$ 1,933,237
		$ 1,933,237
Oil, Gas & Consumable Fuels — 3.4%
ConocoPhillips	41,007	$ 3,995,312
EOG Resources, Inc.	59,897	6,661,744
Pioneer Natural Resources Co.	12,966	3,072,294
		$ 13,729,350
Personal Products — 0.4%
Kose Corp.	18,443	$ 1,646,257
		$ 1,646,257
Pharmaceuticals — 8.7%
AstraZeneca PLC	34,370	$ 4,521,071
Eli Lilly & Co.(2)	25,444	8,388,633
Novo Nordisk A/S, Class B	57,955	6,750,236
Roche Holding AG PC	14,431	4,791,157
Sanofi	60,083	5,970,659
Zoetis, Inc.	28,216	5,150,831
		$ 35,572,587
Professional Services — 2.7%
Recruit Holdings Co., Ltd.	76,809	$ 2,870,585
RELX PLC	178,205	5,276,551
Verisk Analytics, Inc.	14,676	2,792,109
		$ 10,939,245

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 5.3%
ASML Holding NV	14,481	$ 8,323,069
Infineon Technologies AG	145,473	3,989,519
Micron Technology, Inc.	69,446	4,295,930
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	54,763	4,845,430
		$ 21,453,948
Software — 7.6%
Adobe, Inc.(1)	5,081	$ 2,083,820
Dassault Systemes SE	100,340	4,303,750
Intuit, Inc.	8,793	4,011,103
Microsoft Corp.(2)	73,375	20,599,297
		$ 30,997,970
Specialty Retail — 2.3%
Lowe's Cos., Inc.	24,544	$ 4,700,912
TJX Cos., Inc. (The)(2)	79,993	4,892,372
		$ 9,593,284
Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.(2)	81,885	$ 13,307,131
		$ 13,307,131
Textiles, Apparel & Luxury Goods — 2.9%
adidas AG	30,207	$ 5,225,553
LVMH Moet Hennessy Louis Vuitton SE	9,720	6,749,121
		$ 11,974,674
Trading Companies & Distributors — 0.9%
Ashtead Group PLC	64,381	$ 3,623,988
		$ 3,623,988
Wireless Telecommunication Services — 0.4%
Vodafone Group PLC	1,201,361	$ 1,770,394
		$ 1,770,394
Total Common Stocks (identified cost $314,935,930)		$ 416,758,146

Corporate Bonds — 15.1%
Security	Principal Amount (000's omitted)	Value
Banks — 9.5%
Australia & New Zealand Banking Group, Ltd., 6.75% to 6/15/26(4)(5)(6)	$240	$ 245,000
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Banco Bilbao Vizcaya Argentaria S.A., 6.125% to 11/16/27(5)(6)	$1,400	$ 1,229,520
Banco Mercantil del Norte S.A./Grand Cayman:
7.50% to 6/27/29(4)(5)(6)	1,480	1,332,259
7.625% to 1/10/28(4)(5)(6)	380	357,766
Bank of America Corp.:
Series AA, 6.10% to 3/17/25(5)(6)	1,445	1,462,084
Series TT, 6.125% to 4/27/27(5)(6)	1,795	1,808,463
Barclays PLC, 7.75% to 9/15/23(5)(6)	2,105	2,125,824
BNP Paribas S.A., 4.625% to 2/25/31(4)(5)(6)	2,537	2,049,428
Citigroup, Inc., Series M, 6.30% to 5/15/24(5)(6)	2,800	2,715,801
Credit Suisse Group AG:
5.25% to 2/11/27(4)(5)(6)	461	381,478
7.50% to 7/17/23(4)(5)(6)	530	493,854
9.75% to 6/23/27(4)(5)(6)	1,210	1,288,045
HSBC Holdings PLC:
4.60% to 12/17/30(5)(6)	1,485	1,243,391
6.00% to 5/22/27(5)(6)	600	577,099
ING Groep NV, 6.50% to 4/16/25(5)(6)	2,945	2,904,565
JPMorgan Chase & Co.:
Series KK, 3.65% to 6/1/26(5)(6)	2,204	2,022,611
Series X, 6.10% to 10/1/24(5)(6)	752	752,921
Lloyds Banking Group PLC, 7.50% to 6/27/24(5)(6)	2,447	2,475,308
Natwest Group PLC:
4.60% to 6/28/31(5)(6)	371	293,577
8.00% to 8/10/25(5)(6)	1,880	1,943,779
Regions Financial Corp., Series D, 5.75% to 6/15/25(5)(6)	1,240	1,264,109
Societe Generale S.A.:
4.75% to 5/26/26(4)(5)(6)	1,189	1,040,061
5.375% to 11/18/30(4)(5)(6)	1,201	1,010,778
Standard Chartered PLC, 4.75% to 1/14/31(4)(5)(6)	2,304	1,850,942
SVB Financial Group., Series C, 4.00% to 5/15/26(5)(6)	2,007	1,629,485
Truist Financial Corp., Series Q, 5.10% to 3/1/30(5)(6)	333	320,180
UniCredit SpA, 7.296% to 4/2/29, 4/2/34(4)(6)	1,385	1,285,137
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(5)(6)	530	491,244
Zions Bancorp NA, 5.80% to 6/15/23(5)(6)	2,020	1,943,463
		$ 38,538,172
Capital Markets — 1.3%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(6)	$965	$ 857,846
Charles Schwab Corp. (The), Series I, 4.00% to 6/1/26(5)(6)	2,237	2,037,057
UBS Group AG, 6.875% to 8/7/25(5)(6)(7)	2,421	2,480,368
		$ 5,375,271

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Diversified Financial Services — 0.5%
American AgCredit Corp., Series QIB, 5.25% to 6/15/26(4)(5)(6)	$1,901	$ 1,746,544
Goldman Sachs Group, Inc. (The), Series V, 4.125% to 11/10/26(5)(6)	373	328,626
		$ 2,075,170
Electric Utilities — 0.8%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(5)(6)	$700	$ 640,497
Edison International, Series B, 5.00% to 12/15/26(5)(6)	168	142,142
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(6)	970	967,621
Southern California Edison Co., Series E, 6.981%, (3 mo. USD LIBOR + 4.199%), 9/12/22(8)	720	664,325
Southern Co. (The), Series B, 4.00% to 10/15/25, 1/15/51(6)	990	924,503
		$ 3,339,088
Food Products — 0.5%
Land O' Lakes, Inc., 8.00%(4)(5)	$2,085	$ 2,115,931
		$ 2,115,931
Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(6)	$1,039	$ 918,788
		$ 918,788
Insurance — 0.6%
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(4)(6)	$785	$ 653,881
Prudential Financial, Inc., 5.125% to 11/28/31, 3/1/52(6)	546	522,596
QBE Insurance Group, Ltd., 5.875% to 5/12/25(4)(5)(6)	1,253	1,222,928
		$ 2,399,405
Multi-Utilities — 0.5%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(5)(6)	$2,330	$ 2,104,228
		$ 2,104,228
Oil, Gas & Consumable Fuels — 1.0%
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(5)(6)	$980	$ 891,883
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(5)(6)	1,727	1,204,936
Odebrecht Oil & Gas Finance, Ltd., 0.00%(4)(5)	1,757	9,225
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(5)(6)	2,595	1,995,106
		$ 4,101,150
Security	Principal Amount (000's omitted)	Value
Pipelines — 0.2%
Energy Transfer, L.P., Series A, 6.25% to 2/15/23(5)(6)	$1,064	$ 836,159
		$ 836,159
Total Corporate Bonds (identified cost $68,202,584)		$ 61,803,362

Exchange-Traded Funds — 2.1%
Security	Shares	Value
Equity Funds — 2.1%
Global X U.S. Preferred ETF	187,475	$ 4,199,440
iShares Preferred & Income Securities ETF	122,200	4,248,894
Total Exchange-Traded Funds (identified cost $9,144,644)		$ 8,448,334

Preferred Stocks — 5.4%
Security	Shares	Value
Banks — 1.8%
AgriBank FCB, 6.875% to 1/1/24(6)	16,581	$ 1,699,553
CoBank ACB, Series F, 6.25% to 10/1/22(6)	16,600	1,672,450
Farm Credit Bank of Texas, 6.75% to 9/15/23(4)(6)	2,500	256,875
First Republic Bank:
Series M, 4.00%	65,618	1,204,746
Series N, 4.50%	17,645	358,723
JPMorgan Chase & Co., Series LL, 4.625%	31,200	670,488
Truist Financial Corp., 5.25%	14,434	351,179
Wells Fargo & Co., Series L, 7.50% (Convertible)	889	1,128,141
		$ 7,342,155
Capital Markets — 0.6%
Affiliated Managers Group, Inc., 4.75%	38,600	$ 809,056
Stifel Financial Corp., Series D, 4.50%	88,925	1,742,930
		$ 2,551,986
Electric Utilities — 0.4%
SCE Trust III, Series H, 5.75% to 3/15/24(6)	32,911	$ 725,687
SCE Trust IV, Series J, 5.375% to 9/15/25(6)	14,476	294,587
SCE Trust V, Series K, 5.45% to 3/15/26(6)	27,041	633,300
SCE Trust VI, 5.00%	2,458	49,037
		$ 1,702,611

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 0.3%
SITE Centers Corp., Series A, 6.375%	49,475	$ 1,275,960
		$ 1,275,960
Food Products — 0.2%
Ocean Spray Cranberries, Inc., Series A, 6.25%(4)	6,085	$ 609,261
		$ 609,261
Insurance — 0.3%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(6)	45,133	$ 1,159,467
		$ 1,159,467
Oil, Gas & Consumable Fuels — 0.6%
NuStar Energy, L.P., Series B, 7.673% (3 mo. USD LIBOR + 5.643%)(8)	114,848	$ 2,406,066
		$ 2,406,066
Pipelines — 0.4%
Energy Transfer, L.P.:
Series C, 7.375% to 5/15/23(6)	44,000	$ 999,240
Series E, 7.60% to 5/15/24(6)	19,280	456,936
		$ 1,456,176
Real Estate Management & Development — 0.5%
Brookfield Property Partners, L.P.:
Series A, 5.75%	5,394	$ 107,179
Series A-1, 6.50%	52,225	1,173,496
Series A2, 6.375%	34,695	740,044
		$ 2,020,719
Telecommunications — 0.3%
United States Cellular Corp., 5.50%	68,100	$ 1,423,290
		$ 1,423,290
Total Preferred Stocks (identified cost $23,734,585)		$ 21,947,691

Short-Term Investments — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(9)	3,090,541	$ 3,090,541
Total Short-Term Investments (identified cost $3,090,541)		$ 3,090,541
Total Investments — 125.5%(10) (identified cost $419,108,284)		$ 512,048,074
Other Assets, Less Liabilities — (25.5)%		$(104,163,492)
Net Assets — 100.0%		$ 407,884,582
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at July 31, 2022 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at July 31, 2022 was $88,388,401 and the total market value of the collateral received by State Street Bank and Trust Company was $88,166,669, comprised of cash.
(3)	Amount is less than 0.05%.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $17,949,393 or 4.4% of the Fund's net assets.
(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2022, the aggregate value of these securities is $2,480,368 or 0.6% of the Fund's net assets.
(8)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2022.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.
(10)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	61.2%	$313,453,832
United Kingdom	9.8	50,093,613
France	5.7	29,078,416
Switzerland	3.4	17,613,466
Netherlands	3.0	15,256,190
Germany	2.9	14,629,639
Japan	2.3	11,817,631
Spain	2.0	10,426,960
Australia	1.5	7,841,561
Denmark	1.3	6,750,236
Canada	1.1	5,796,593
Taiwan	1.0	4,845,430
India	0.7	3,627,547
Sweden	0.7	3,324,205
Ireland	0.5	2,485,174
Hong Kong	0.4	2,003,542
Mexico	0.3	1,690,025
Belgium	0.3	1,571,318
Italy	0.3	1,285,137
Brazil	0.0(1)	9,225
Exchange-Traded Funds	1.6	8,448,334
Total Investments	100.0%	$512,048,074
(1)	Amount is less than 0.05%.
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	341,110	EUR	317,033	Bank of America, N.A.	8/31/22	$16,439	$ —
USD	86,159	EUR	80,000	UBS AG	8/31/22	4,232	—
USD	1,409,320	GBP	1,117,863	UBS AG	8/31/22	47,092	—
						$67,763	$ —
Abbreviations:
ADR	– American Depositary Receipt
LIBOR	– London Interbank Offered Rate
PC	– Participation Certificate
OTC	– Over-the-counter
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At July 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Fund enters into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At July 31, 2022, the value of the Fund's investment in affiliated issuers and funds was $3,090,541, which represents 0.7% of the Fund's net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$4,100,508	$ —	$(4,409,905)	$863,608	$(554,211)	$ —	$ —	—
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	2,219,959	44,960,150	(47,180,071)	(38)	—	—	1,334	—
Liquidity Fund, Institutional Class(1)	—	40,237,273	(37,146,732)	—	—	3,090,541	8,991	3,090,541
Total				$863,570	$(554,211)	$3,090,541	$10,325
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 29,258,763	$ 1,770,394	$ —	$ 31,029,157
Consumer Discretionary	22,591,668	26,069,223	—	48,660,891
Consumer Staples	17,146,108	17,606,837	—	34,752,945
Energy	13,729,350	—	—	13,729,350
Financials	28,114,554	19,796,544	—	47,911,098
Health Care	34,304,925	34,036,044	—	68,340,969
Industrials	18,133,307	34,963,044	—	53,096,351
Information Technology	74,572,809	25,802,793	—	100,375,602
Materials	—	6,150,501	—	6,150,501
Real Estate	3,450,305	—	—	3,450,305
Utilities	5,729,035	3,531,942	—	9,260,977
Total Common Stocks	$247,030,824	$169,727,322*	$ —	$416,758,146

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 61,803,362	$ —	$ 61,803,362
Exchange-Traded Funds	8,448,334	—	—	8,448,334
Preferred Stocks:
Communication Services	1,423,290	—	—	1,423,290
Consumer Staples	—	609,261	—	609,261
Energy	3,862,242	—	—	3,862,242
Financials	7,424,730	3,628,878	—	11,053,608
Real Estate	3,296,679	—	—	3,296,679
Utilities	1,702,611	—	—	1,702,611
Total Preferred Stocks	$ 17,709,552	$ 4,238,139	$ —	$ 21,947,691
Short-Term Investments	$ 3,090,541	$ —	$ —	$ 3,090,541
Total Investments	$276,279,251	$235,768,823	$ —	$512,048,074
Forward Foreign Currency Exchange Contracts	$ —	$ 67,763	$ —	$ 67,763
Total	$276,279,251	$235,836,586	$ —	$512,115,837
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.